Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments and financial risk management

24.	Financial instruments and financial risk management

Financial assets and liabilities as of December 31, 2025, and 2024 are presented below.

December 31, 2025	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	7,307	-
Trade and other receivables	1,261	-
Restricted cash equivalents	125	-
Payables and accrued liabilities	-	1,879
	8,693	1,879

December 31, 2024	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	16,393	-
Trade and other receivables	2,144	-
Restricted cash equivalents	123	-
Payables and accrued liabilities	-	4,712
	18,660	4,712

The Company assessed that the fair values of cash and cash equivalents, trade receivables and other receivables, restricted cash equivalents, and payables and accrued liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

Assets and liabilities, such as value added taxes, that are not contractual and that arise as a result of statutory requirements imposed by governments, do not meet the definition of financial assets or financial liabilities and are, therefore, excluded from trade and other receivables and payables and accrued liabilities.

Financial risk factors

The following provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk and foreign exchange risk and how the Company manages those risks.

(a) Credit risk

Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses. The Company’s exposure to credit risk currently relates to the financial assets at amortized cost in the table above. The Company holds its available cash in amounts that are readily convertible to known amounts of cash and deposits its cash balances with financial institutions that have an investment grade rating of at least “P-2” or the equivalent. This information is supplied by independent rating agencies where available and, if not available, the Company uses publicly available financial information to ensure that it invests its cash in creditworthy and reputable financial institutions. Once there are indicators that there is no reasonable expectation of recovery, such financial assets are written off but are still subject to enforcement activity.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

As of December 31, 2025, one counterparty included in trade and other receivables comprised 45% of total receivables (2024 – one counterparty for 75%) of which $nil (2024 - $nil) was past due. Generally, the Company does not require collateral or other security from customers for trade accounts receivable; however, credit is extended following an evaluation of creditworthiness. In addition, the Company performs ongoing credit reviews of all of its customers and determines expected credit losses. On this basis, as of December 31, 2025 and December 31, 2024, the Company has provided for all outstanding and unpaid amounts relating to its operations.

Based on historical data and management’s assessment of current credit risk, which remains low, no expected credit loss allowance is deemed necessary under IFRS 9. The Company continuously monitors customer creditworthiness and maintains strict credit policies. The Company considers the credit risk associated with these financial assets to be minimal. The maximum exposure to credit risk approximates the amount recognized in the Company’s consolidated statement of financial position.

(b) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages this risk through the management of its capital structure by monitoring rolling forecasts of the Company’s cash and cash equivalents on the basis of expected cash flows.

All of the Company’s financial liabilities except lease liabilities are current liabilities with expected settlement dates within one year. The maturity analysis for lease liabilities is disclosed in note 15.

While the Company has $7,307 in cash and cash equivalents at December 31, 2025, the Company has noted the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern (refer to note 1).

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

(c) Foreign exchange risk

Entities using the Canadian dollar as their functional currency

The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Canadian Dollar. The following table summarizes the impact of a 10% change in the foreign exchange rates of the Canadian dollar against the US dollar on the financial assets and liabilities of the Company. The amounts have been translated based on the exchange rate at December 31, 2025, 2024 and 2023.

December 31, 2025		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	673	67	(67)

Financial liabilities
Accounts payable and accrued liabilities	88	(8)	8
Total increase (decrease)		59	(59)

December 31, 2024		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	1,847	185	(185)

Financial liabilities
Accounts payable and accrued liabilities	90	(9)	9
Total increase (decrease)		176	(176)

December 31, 2023		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	95	10	(10)

Financial liabilities
Accounts payable and accrued liabilities	42	(4)	4
Total increase (decrease)		6	(6)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)